Consolidated statements of comprehensive income or loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Consolidated statements of comprehensive income or loss
Profit for the year		$ 115,513	$ 134,745	$ 99,709	[1]
Items that may be reclassified subsequently to profit or loss:
Recycled loss of cash flow hedges reclassified to profit or loss	[1]			2,527
Other comprehensive income for the year	[1]			2,527
Total comprehensive income for the year		$ 115,513	$ 134,745	$ 102,236	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).